Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

4. Accounts receivable, net

	As of December 31,
	2023		2024
Accounts receivable	NT$	5,529	NT$	6,557
Allowance for credit losses		(8)		-
Accounts receivable, net	NT$	5,521	NT$	6,557

The movements in the allowance for credit losses are as follows:

	For the years ended December 31,
	2022		2023		2024
Beginning balance	NT$	(23)	NT$	(276)	NT$	(8)
(Additions)/Reversal		(253)		268		8
Ending balance	NT$	(276)	NT$	(8)	NT$	-